Segment information - Income Statement and Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Current assets	R$ 29,960,173	R$ 29,274,824
Non-current assets	12,096,618	2,473,840
Current liabilities	22,789,845	13,380,381
Long term liabilities	5,672,500	R$ 3,376,258
Operating segments | StoneCo (ex-Linx)
Disclosure of operating segments [line items]
Current assets	29,402,088
Non-current assets	9,476,625
Current liabilities	22,360,746
Long term liabilities	2,717,114
Operating segments | Linx
Disclosure of operating segments [line items]
Current assets	558,085
Non-current assets	1,404,202
Current liabilities	424,507
Long term liabilities	195,368
Non allocated
Disclosure of operating segments [line items]
Current assets	0
Non-current assets	1,215,791
Current liabilities	4,592
Long term liabilities	R$ 2,760,018